Federated Hermes Kaufmann Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER KAUAX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)
INSTITUTIONAL SHARES (TICKER KAUIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2025
Tom M. Brakel will retire on September 8, 2026. Effective upon his retirement, Mr. Brakel will no longer serve as a portfolio manager of the Federated Hermes Kaufmann Fund (the “Fund”). Accordingly, effective September 8, 2026, please remove all references to Mr. Brakel from the Fund’s Summary Prospectus.
The other members of the portfolio management team will continue to manage the Fund.
Effective July 15, 2026, Anastacio Teodoro IV and Fabrice Di Giusto will each serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information:
“Anastacio Teodoro IV, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.
Fabrice Di Giusto, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.”
June 30, 2026

Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457290 (7/26)
© 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER KAUAX)
CLASS C SHARES (TICKER KAUCX)
CLASS R SHARES (TICKER KAUFX)
INSTITUTIONAL SHARES (TICKER KAUIX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2025
Tom M. Brakel will retire on September 8, 2026. Effective upon his retirement, Mr. Brakel will no longer serve as a portfolio manager of the Federated Hermes Kaufmann Fund (the “Fund”). Accordingly, effective September 8, 2026, please remove all references to Mr. Brakel from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
The other members of the portfolio management team will continue to manage the Fund.
Effective July 15, 2026, Anastacio Teodoro IV and Fabrice Di Giusto will each serve as a portfolio manager of the Fund.
1. Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information:
“Anastacio Teodoro IV, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.
Fabrice Di Giusto, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.”
2. In the Prospectus, under the section entitled “Who Manages the Fund?,” in the sub-section entitled “Portfolio Management Information,” please add the following:
Investment Team Member	Business Experience	Primary Role in Fund Management
Anastacio Teodoro IV
Member of the Fund’s Investment Team since October 2024; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2011; formerly
Consultant with Macoma Capital from 2003-2003; Assistant Vice President,
Global Wealth Management with Merrill Lynch from 2006-2008; Fund
Accountant with HSBC from 2004-2006; B.S., London School of Economics &
Political Science; M.B.A., Harvard Business School; received Chartered
Financial Analyst designation.
Senior Portfolio Manager; security selection; research and analytical support
Fabrice Di Giusto
Member of the Fund’s Investment Team since October 2024; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2012; formerly Equity
Research Senior Associate with Lazard Capital Markets from 2005-2012;
Senior Associate with Eli Lilly & Co. from 2001-2005; M.S. in Engineering,
Centrale Marseille; M.B.A., Columbia Business School.
Senior Portfolio Manager; security selection; research and analytical support
In addition, please delete the “Primary Role in Fund Management” for Stephen DeNichilo and replace with the following:
“Senior Portfolio Manager; sets investment strategy; security selection; research and analytical support.”

3. In the Statement of Additional Information, under the section entitled “Who Manages and Provides Services to the Fund?,” in the sub-section entitled “Portfolio Manager Information,” please add the following:
“The following information about the Fund’s portfolio manager is provided as of April 30, 2026.
Anastacio Teodoro, Senior Portfolio Manager
Types of Accounts Managed by Anastacio Teodoro	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	4/$859.4 million	0/$0
Other Accounts	0/$0	1/$237.8 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Anastacio Teodoro is paid a fixed base salary and various annual incentives. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), and the annual incentives may include certain guaranteed amounts, plus variable amounts based on achievement of certain product-specific revenue targets, plus a variable amount that is determined based on multiple performance criteria using a Balanced Scorecard methodology. The annual incentive amounts may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Teodoro is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which Mr. Teodoro is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of five IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). Additionally, a portion of Mr. Teodoro’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pools may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
As a separate matter, Mr. Teodoro may receive additional discretionary bonus consideration based on achievement of specified revenue targets with respect to the Fund and other accounts managed by Mr. Teodoro. While all accounts managed by Mr. Teodoro are taken into account in determining any such additional consideration, the amount of this additional consideration can be adjusted up or down based on changes in the revenue results from certain other accounts and can vary by account depending upon revenue results, and the amount of additional consideration earned with respect to the Fund also can be less or more than the amount earned with respect to one or more other accounts.
In addition, Mr. Teodoro was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.

Fabrice Di Giusto, Senior Portfolio Manager
Types of Accounts Managed by Fabrice Di Giusto	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	4/$859.4 million	0/$0
Other Accounts	0/$0	1/$237.8 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Fabrice Di Giusto is paid a fixed base salary and various annual incentives. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), and the annual incentives may include certain guaranteed amounts, plus variable amounts based on achievement of certain product-specific revenue targets, plus a variable amount that is determined based on multiple performance criteria using a Balanced Scorecard methodology. The annual incentive amounts may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Di Giusto is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which Mr. Di Giusto is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of five IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). Additionally, a portion of Mr. Di Giusto’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pools may be determined by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
As a separate matter, Mr. Di Giusto may receive additional discretionary bonus consideration based on achievement of specified revenue targets with respect to the Fund and other accounts managed by Mr. Di Giusto. While all accounts managed by Mr. Di Giusto are taken into account in determining any such additional consideration, the amount of this additional consideration can be adjusted up or down based on changes in the revenue results from certain other accounts and can vary by account depending upon revenue results, and the amount of additional consideration earned with respect to the Fund also can be less or more than the amount earned with respect to one or more other accounts.
In addition, Mr. Di Giusto was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.”
June 30, 2026

Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457288 (7/26)
© 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2025
Tom M. Brakel will retire on September 8, 2026. Effective upon his retirement, Mr. Brakel will no longer serve as a portfolio manager of the Federated Hermes Kaufmann Large Cap Fund (the “Fund”). Accordingly, effective September 8, 2026, please remove all references to Mr. Brakel from the Fund’s Summary Prospectus.
The other members of the portfolio management team will continue to manage the Fund.
Effective July 15, 2026, Anastacio Teodoro IV and Fabrice Di Giusto will each serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information:
“Anastacio Teodoro IV, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.
Fabrice Di Giusto, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.”
June 30, 2026

Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457291 (7/26)
© 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Large Cap Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER KLCAX)
CLASS C SHARES (TICKER KLCCX)
CLASS R SHARES (TICKER KLCKX)
INSTITUTIONAL SHARES (TICKER KLCIX)
CLASS R6 SHARES (TICKER KLCSX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2025
Tom M. Brakel will retire on September 8, 2026. Effective upon his retirement, Mr. Brakel will no longer serve as a portfolio manager of the Federated Hermes Kaufmann Large Cap Fund (the “Fund”). Accordingly, effective September 8, 2026, please remove all references to Mr. Brakel from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
The other members of the portfolio management team will continue to manage the Fund.
Effective July 15, 2026, Anastacio Teodoro IV and Fabrice Di Giusto will each serve as a portfolio manager of the Fund.
1. Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information:
“Anastacio Teodoro IV, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.
Fabrice Di Giusto, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.”
2. In the Prospectus, under the section entitled “Who Manages the Fund?,” in the sub-section entitled “Portfolio Management Information,” please add the following:
Investment Team Member	Business Experience	Primary Role in Fund Management
Anastacio Teodoro IV
Member of the Fund’s Investment Team since October 2024; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2011; formerly
Consultant with Macoma Capital from 2003-2003; Assistant Vice President,
Global Wealth Management with Merrill Lynch from 2006-2008; Fund
Accountant with HSBC from 2004-2006; B.S., London School of Economics &
Political Science; M.B.A., Harvard Business School; received Chartered
Financial Analyst designation.
Senior Portfolio Manager; security selection; research and analytical support
Fabrice Di Giusto
Member of the Fund’s Investment Team since October 2024; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2012; formerly Equity
Research Senior Associate with Lazard Capital Markets from 2005-2012;
Senior Associate with Eli Lilly & Co. from 2001-2005; M.S. in Engineering,
Centrale Marseille; M.B.A., Columbia Business School.
Senior Portfolio Manager; security selection; research and analytical support

3. In the Statement of Additional Information, under the section entitled “Who Manages and Provides Services to the Fund?,” in the sub-section entitled “Portfolio Manager Information,” please add the following:
“The following information about the Fund’s portfolio manager is provided as of April 30, 2026.
Anastacio Teodoro, Senior Portfolio Manager
Types of Accounts Managed by Anastacio Teodoro	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	4/$859.4 million	0/$0
Other Accounts	0/$0	1/$237.8 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Anastacio Teodoro is paid a fixed base salary and various annual incentives. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), and the annual incentives may include certain guaranteed amounts, plus variable amounts based on achievement of certain product-specific revenue targets, plus a variable amount that is determined based on multiple performance criteria using a Balanced Scorecard methodology. The annual incentive amounts may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Teodoro is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Teodoro is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of five IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP group. At the account level, the weighting assigned to the Fund is greater than the weighting assigned to certain other accounts (but can be adjusted periodically). Additionally, a portion of Mr. Teodoro’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pools may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
As a separate matter, Mr. Teodoro may receive additional discretionary bonus consideration based on achievement of specified revenue targets with respect to the Fund and other accounts managed by Mr. Teodoro. While all accounts managed by Mr. Teodoro are taken into account in determining any such additional consideration, the amount of this additional consideration can be adjusted up or down based on changes in the revenue results from certain other accounts and can vary by account depending upon revenue results, and the amount of additional consideration earned with respect to the Fund also can be less or more than the amount earned with respect to one or more other accounts.
In addition, Mr. Teodoro was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.

Fabrice Di Giusto, Senior Portfolio Manager
Types of Accounts Managed by Fabrice Di Giusto	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	4/$859.4 million	0/$0
Other Accounts	0/$0	1/$237.8 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Fabrice Di Giusto is paid a fixed base salary and various annual incentives. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), and the annual incentives may include certain guaranteed amounts, plus variable amounts based on achievement of certain product-specific revenue targets, plus a variable amount that is determined based on multiple performance criteria using a Balanced Scorecard methodology. The annual incentive amounts may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Di Giusto is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Di Giusto is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of five IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP group. At the account level, the weighting assigned to the Fund is greater than the weighting assigned to certain other accounts (but can be adjusted periodically). Additionally, a portion of Mr. Di Giusto’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pools may be determined by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
As a separate matter, Mr. Di Giusto may receive additional discretionary bonus consideration based on achievement of specified revenue targets with respect to the Fund and other accounts managed by Mr. Di Giusto. While all accounts managed by Mr. Di Giusto are taken into account in determining any such additional consideration, the amount of this additional consideration can be adjusted up or down based on changes in the revenue results from certain other accounts and can vary by account depending upon revenue results, and the amount of additional consideration earned with respect to the Fund also can be less or more than the amount earned with respect to one or more other accounts.
In addition, Mr. Di Giusto was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.”
June 30, 2026

Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457289 (7/26)
© 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER FKASX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2025
Tom M. Brakel will retire on September 8, 2026. Effective upon his retirement, Mr. Brakel will no longer serve as a portfolio manager of the Federated Hermes Kaufmann Small Cap Fund (the “Fund”). Accordingly, effective September 8, 2026, please remove all references to Mr. Brakel from the Fund’s Summary Prospectus.
The other members of the portfolio management team will continue to manage the Fund.
Effective July 15, 2026, Anastacio Teodoro IV and Fabrice Di Giusto will each serve as a portfolio manager of the Fund.
Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information:
“Anastacio Teodoro IV, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.
Fabrice Di Giusto, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.”
June 30, 2026

Federated Hermes Kaufmann Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457292 (7/26)
© 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Small Cap Fund
A Portfolio of Federated Hermes Equity Funds
CLASS A SHARES (TICKER FKASX)
CLASS C SHARES (TICKER FKCSX)
CLASS R SHARES (TICKER FKKSX)
INSTITUTIONAL SHARES (TICKER FKAIX)
CLASS R6 SHARES (TICKER FKALX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2025
Tom M. Brakel will retire on September 8, 2026. Effective upon his retirement, Mr. Brakel will no longer serve as a portfolio manager of the Federated Hermes Kaufmann Small Cap Fund (the “Fund”). Accordingly, effective September 8, 2026, please remove all references to Mr. Brakel from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
The other members of the portfolio management team will continue to manage the Fund.
Effective July 15, 2026, Anastacio Teodoro IV and Fabrice Di Giusto will each serve as a portfolio manager of the Fund.
1. Under the section entitled “Fund Summary Information” in the sub-section entitled “Fund Management,” please add the following information:
“Anastacio Teodoro IV, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.
Fabrice Di Giusto, Senior Portfolio Manager, has been the Fund’s portfolio manager since July 2026 and a member of the Fund’s investment management team since October 2024.”
2. In the Prospectus, under the section entitled “Who Manages the Fund?”, in the sub-section entitled “Portfolio Management Information,” please add the following:
Investment Team Member	Business Experience	Primary Role in Fund Management
Anastacio Teodoro IV
Member of the Fund’s Investment Team since October 2024; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2011; formerly
Consultant with Macoma Capital from 2003-2003; Assistant Vice President,
Global Wealth Management with Merrill Lynch from 2006-2008; Fund
Accountant with HSBC from 2004-2006; B.S., London School of Economics &
Political Science; M.B.A., Harvard Business School; received Chartered
Financial Analyst designation.
Senior Portfolio Manager; security selection; research and analytical support
Fabrice Di Giusto
Member of the Fund’s Investment Team since October 2024; Senior Portfolio
Manager; has been with the Adviser or an affiliate since 2012; formerly Equity
Research Senior Associate with Lazard Capital Markets from 2005-2012;
Senior Associate with Eli Lilly & Co. from 2001-2005; M.S. in Engineering,
Centrale Marseille; M.B.A., Columbia Business School.
Senior Portfolio Manager; security selection; research and analytical support

3. In the Statement of Additional Information, under the section entitled “Who Manages and Provides Services to the Fund?”, in the sub-section entitled “Portfolio Manager Information,” please add the following:
“The following information about the Fund’s portfolio manager is provided as of April 30,2026.
Anastacio Teodoro, Senior Portfolio Manager
Types of Accounts Managed by Anastacio Teodoro	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	4/$859.4 million	0/$0
Other Accounts	0/$0	1/$237.8 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Anastacio Teodoro is paid a fixed base salary and various annual incentives. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), and the annual incentives may include certain guaranteed amounts, plus variable amounts based on achievement of certain product-specific revenue targets, plus a variable amount that is determined based on multiple performance criteria using a Balanced Scorecard methodology. The annual incentive amounts may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Teodoro is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which Mr. Teodoro is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of five IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). Additionally, a portion of Mr. Teodoro’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pools may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
As a separate matter, Mr. Teodoro may receive additional discretionary bonus consideration based on achievement of specified revenue targets with respect to the Fund and other accounts managed by Mr. Teodoro. While all accounts managed by Mr. Teodoro are taken into account in determining any such additional consideration, the amount of this additional consideration can be adjusted up or down based on changes in the revenue results from certain other accounts and can vary by account depending upon revenue results, and the amount of additional consideration earned with respect to the Fund also can be less or more than the amount earned with respect to one or more other accounts.
In addition, Mr. Teodoro was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.

Fabrice Di Giusto, Senior Portfolio Manager
Types of Accounts Managed by Fabrice Di Giusto	Total Number of Additional Accounts Managed/Total Assets*	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	0/$0	0/$0
Other Pooled Investment Vehicles	4/$859.4 million	0/$0
Other Accounts	0/$0	1/$237.8 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Fabrice Di Giusto is paid a fixed base salary and various annual incentives. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP), and the annual incentives may include certain guaranteed amounts, plus variable amounts based on achievement of certain product-specific revenue targets, plus a variable amount that is determined based on multiple performance criteria using a Balanced Scorecard methodology. The annual incentive amounts may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Di Giusto is also the portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which Mr. Di Giusto is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of five IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). Additionally, a portion of Mr. Di Giusto’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pools may be determined by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
As a separate matter, Mr. Di Giusto may receive additional discretionary bonus consideration based on achievement of specified revenue targets with respect to the Fund and other accounts managed by Mr. Di Giusto. While all accounts managed by Mr. Di Giusto are taken into account in determining any such additional consideration, the amount of this additional consideration can be adjusted up or down based on changes in the revenue results from certain other accounts and can vary by account depending upon revenue results, and the amount of additional consideration earned with respect to the Fund also can be less or more than the amount earned with respect to one or more other accounts.
In addition, Mr. Di Giusto was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.”June 30, 2026

Federated Hermes Kaufmann Small Cap Fund
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Q457294 (7/26)
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